UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
--------------------------------------------------------------------------------


Scudder-Dreman Small Cap Value Fund

                                                           Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Common Stocks 94.3%
--------------------------------------------------------------------------------

Consumer Discretionary 3.6%

Hotels Restaurants & Leisure 0.8%
Alliance Gaming Corp.*                                      342,200    4,106,400
CBRL Group, Inc.                                             94,500    3,417,120
Centerplate, Inc.                                            34,300      411,600
                                                                      ----------
                                                                       7,935,120

Leisure Equipment & Products 0.7%
Lakes Entertainment, Inc.*                                  517,800    6,420,720

Specialty Retail 0.5%
Mettler-Toledo International, Inc.*                          91,400    4,606,560

Textiles, Apparel & Luxury Goods 1.6%
DHB Industries, Inc.*                                       696,700    3,190,886
Phillips-Van Heusen Corp.                                   190,464    6,378,639
Wolverine World Wide, Inc.                                  257,150    5,418,151
                                                                      ----------
                                                                      14,987,676

Consumer Staples 3.7%

Food & Staples Retailing 0.6%
B&G Foods, Inc.                                             423,800    5,488,210

Food Products 2.2%
Chiquita Brands International, Inc.                         374,000    9,424,800
Ralcorp Holdings, Inc.                                      256,300   11,366,905
                                                                      ----------
                                                                      20,791,705

Personal Products 0.3%
Helen of Troy Ltd.*                                         115,700    2,633,332

Tobacco 0.6%
Universal Corp.                                              62,500    2,601,250
Vector Group Ltd.                                           176,105    3,522,100
                                                                      ----------
                                                                       6,123,350

Energy 13.7%

Energy Equipment & Services 6.8%
Atwood Oceanics, Inc.*                                       26,100    1,963,503
Grant Prideco, Inc.*                                        382,800   14,110,008
Grey Wolf, Inc.*                                            740,000    5,794,200
Lone Star Technologies, Inc.*                                88,900    4,916,170
Matrix Service Co.*                                         263,800    1,989,052
Offshore Logistics, Inc.*                                    90,000    3,258,900
Oil States International, Inc.*                             284,500    9,860,770
Patterson-UTI Energy, Inc.                                  342,000   11,634,840
Superior Energy Services, Inc.*                             331,300    7,262,096
Universal Compression Holdings, Inc.*                       111,400    4,589,680
                                                                      ----------
                                                                      65,379,219

Oil, Gas and Consumable Fuels 6.9%
ATP Oil & Gas Corp.*                                        106,200    3,362,292
Bronco Drilling Co., Inc.*                                   15,700      306,150
Carrizo Oil & Gas, Inc.*                                    270,700    6,402,055
CNX Gas Corp. 144A*                                         156,700    2,514,251
Compton Petroleum Corp.*                                    525,400    6,289,486
Denbury Resources, Inc.*                                     67,600    3,057,548
Energy Partners Ltd.*                                        58,100    1,394,400
Global Industries Ltd.*                                     552,500    7,607,925
Petrohawk Energy Corp.*                                     742,600    8,688,420
PetroQuest Energy, Inc.*                                    534,000    4,165,200
Pioneer Drilling Co.*                                       599,500    9,352,200
Range Resources Corp.                                       198,700    6,920,721
Rosetta Resources, Inc.*                                    219,300    4,026,348
Vintage Petroleum, Inc.                                      37,700    1,448,811
                                                                      ----------
                                                                      65,535,807

Financials 18.1%

Banks 3.6%
BankAtlantic Bancorp., Inc.                                 223,900    3,817,495
Centennial Bank Holdings, Inc.*                             600,000    6,480,000
IndyMac Bancorp., Inc.                                       91,600    3,648,428
International Bancshares Corp.                              103,500    3,105,000
NewAlliance Bancshares, Inc.                                428,900    6,240,495
PFF Bancorp., Inc.                                          126,100    3,748,953
Provident Bankshares Corp.                                   82,000    2,800,300
R&G Financial Corp. "B"                                     120,700    1,826,191
Sterling Financial Corp.*                                    81,605    3,147,505
                                                                      ----------
                                                                      34,814,367

Diversified Financial Services 1.8%
CBRE Realty Finance, Inc.*                                  300,000    4,500,000
CMET Finance Holdings, Inc.*                                 10,800      324,000
Danielson Holding Corp.*                                    456,100    5,801,592
Hercules Technology Growth Capital, Inc.*                   140,400    1,865,916
Peoples Choice Financial Corp.*                             370,100    3,306,473
Prospect Energy Corp.                                       118,717    1,334,379
                                                                      ----------
                                                                      17,132,360

Insurance 4.2%
Endurance Specialty Holdings Ltd.                           145,700    5,347,190
Meadowbrook Insurance Group, Inc.*                          858,800    4,594,580
ProCentury Corp.                                            576,800    5,768,000
Selective Insurance Group, Inc.                             213,200   10,092,888
Specialty Underwriters' Alliance, Inc.*                     491,500    4,049,960
Tower Group, Inc.                                           407,700    6,241,887
Triad Guaranty, Inc.*                                        85,400    3,606,442
                                                                      ----------
                                                                      39,700,947

Real Estate 8.5%
Aames Investment Corp. (REIT)                               311,300    2,294,281
Capital Lease Funding, Inc. (REIT)                          276,000    2,834,520
Feldman Mall Properties, Inc. (REIT)                        314,900    4,408,600
Fieldstone Investment Corp. (REIT)                          406,400    5,112,512
Jer Investors Trust, Inc. (REIT)*                           123,600    2,232,216
KKR Financial Corp. (REIT)                                  758,700   17,745,993
Newcastle Investment Corp. (REIT)                           358,359   10,568,007
Novastar Financial, Inc. (REIT)                             757,200   25,926,528
Thomas Properties Group, Inc. (REIT)                        365,700    4,907,694
Vintage Wine Trust, Inc. (REIT) 144A                        469,300    4,763,395
                                                                      ----------
                                                                      80,793,746

Health Care 8.0%

Biotechnology 1.9%
Charles River Laboratories International, Inc.*             228,700   11,622,534
Serologicals Corp.*                                         274,600    6,532,734
                                                                      ----------
                                                                      18,155,268

Health Care Equipment & Supplies 1.1%
Millipore Corp.*                                            101,500    6,490,925
PerkinElmer, Inc.                                           180,100    3,728,070
                                                                      ----------
                                                                      10,218,995

Health Care Providers & Services 4.2%
Allied Healthcare International, Inc.*                      659,600    3,456,304
Hanger Orthopedic Group, Inc.*                              368,500    2,951,685
Kindred Healthcare, Inc.*                                    91,700    2,806,020
LabOne, Inc.*                                                87,300    3,773,979
LifePoint Hospitals, Inc.*                                   86,139    3,917,602
Medco Health Solutions, Inc.*                                76,312    3,759,906
Odyssey Healthcare, Inc.*                                   396,600    6,623,220
Pediatrix Medical Group, Inc.*                               84,900    6,293,637
Triad Hospitals, Inc.*                                      137,100    6,599,994
                                                                      ----------
                                                                      40,182,347

Pharmaceuticals 0.8%
Par Pharmaceutical Companies, Inc.*                         243,100    5,875,727
Perrigo Co.                                                 149,600    2,143,768
                                                                      ----------
                                                                       8,019,495

Industrials 22.9%

Aerospace & Defense 4.5%
Applied Signal Technology, Inc.                             243,600    4,650,324
ARGON ST, Inc.*                                              62,300    1,917,594
CAE, Inc.                                                 1,066,100    7,398,734
DRS Technologies, Inc.                                      132,400    6,811,980
GenCorp, Inc.*                                              342,500    6,456,125
Herley Industries, Inc.*                                    228,300    4,776,036
K&F Industries Holdings, Inc.*                              190,600    3,240,200
Precision Castparts Corp.                                    36,300    3,509,484
Triumph Group, Inc.*                                        113,800    4,468,926
                                                                      ----------
                                                                      43,229,403

Building Products 0.9%
Levitt Corp. "A"                                            242,500    6,040,675
NCI Building Systems, Inc.*                                  79,200    2,985,840
                                                                      ----------
                                                                       9,026,515

Commercial Services & Supplies 1.7%
Duratek, Inc.*                                              410,400    8,606,088
Nobel Learning Communities, Inc.*                           191,800    1,806,756
WCA Waste Corp.*                                            749,600    6,109,240
                                                                      ----------
                                                                      16,522,084

Construction & Engineering 5.1%
EMCOR Group, Inc.*                                          141,500    7,802,310
Foster Wheeler Ltd.*                                        325,100    8,745,190
Granite Construction, Inc.                                  140,100    5,222,928
Infrasource Services, Inc.*                                 342,200    5,133,000
URS Corp.*                                                  338,300   12,747,144
Washington Group International, Inc.*                       163,400    8,634,056
                                                                      ----------
                                                                      48,284,628

Electrical Equipment 2.3%
General Cable Corp.*                                        899,100   14,106,879
Genlyte Group, Inc.*                                        102,600    5,048,946
Thomas & Betts Corp.*                                        77,700    2,761,458
                                                                      ----------
                                                                      21,917,283

Machinery 4.2%
AGCO Corp.*                                                 431,500    8,858,695
Harsco Corp.                                                126,900    7,442,685
Oshkosh Truck Corp.                                         120,600    4,837,266
Terex Corp.*                                                137,200    6,692,616
Valmont Industries                                          172,200    4,950,750
Watts Water Technologies, Inc. "A"                          204,200    6,914,212
                                                                      ----------
                                                                      39,696,224

Marine 1.1%
GulfMark Offshore, Inc.*                                    133,800    3,985,902
Hornbeck Offshore Services, Inc.*                           170,500    6,052,750
                                                                      ----------
                                                                      10,038,652

Road & Rail 2.1%
Genesee & Wyoming, Inc.*                                    187,000    5,473,490
Laidlaw International, Inc.                                 299,500    7,412,625
RailAmerica, Inc.*                                          220,000    2,538,800
Swift Transportation Co., Inc.*                             222,200    4,430,668
                                                                      ----------
                                                                      19,855,583

Trading Companies & Distributors 1.0%
Aviall, Inc.*                                                70,500    2,397,705
WESCO International, Inc.*                                  197,800    6,863,660
                                                                      ----------
                                                                       9,261,365

Information Technology 8.3%

Communications Equipment 0.6%
InPhonic, Inc.*                                             374,600    5,746,364

Computers & Peripherals 1.3%
CyberGuard Corp.*                                           403,100    3,345,730
Komag, Inc.*                                                262,000    8,740,320
                                                                      ----------
                                                                      12,086,050

Electronic Equipment & Instruments 3.0%
Aeroflex, Inc.*                                             666,100    6,188,069
Anixter International, Inc.*                                176,600    6,742,588
Plexus Corp.*                                               387,600    6,620,208
Scansource, Inc.*                                           122,900    5,488,714
Vishay Intertechnology, Inc.*                               275,900    3,559,110
                                                                      ----------
                                                                      28,598,689

Internet Software & Services 0.1%
Motive, Inc.*                                               133,100      854,502

IT Consulting & Services 1.1%
CACI International, Inc. "A"*                                77,300    4,842,072
Covansys Corp.*                                             371,300    5,940,800
                                                                      ----------
                                                                      10,782,872

Semiconductors & Semiconductor Equipment 0.8%
MKS Instruments, Inc.*                                      165,800    2,944,608
OmniVision Technologies, Inc.*                              183,900    2,695,974
Ultratech, Inc.*                                            146,500    2,238,520
                                                                      ----------
                                                                       7,879,102

Software 1.4%
Sonic Solutions*                                            368,400    7,279,584
TIBCO Software, Inc.*                                       788,100    6,021,084
                                                                      ----------
                                                                      13,300,668

Materials 8.6%

Chemicals 1.1%
Agrium, Inc.                                                246,300    5,295,450
Georgia Gulf Corp.                                          102,800    2,868,120
NOVA Chemicals Corp.                                         77,000    2,471,700
                                                                      ----------
                                                                      10,635,270

Construction Materials 1.5%
Florida Rock Industries, Inc.                               185,782   10,515,261
Headwaters, Inc.*                                            92,000    3,542,000
                                                                      ----------
                                                                      14,057,261

Metals & Mining 6.0%
Aleris International, Inc.*                                 312,100    7,393,649
Century Aluminum Co.*                                       116,200    2,812,040
Goldcorp, Inc.                                              387,275    6,994,187
Metal Management, Inc.                                      126,500    3,099,250
Northwest Pipe Co.*                                         194,300    5,527,835
NS Group, Inc.*                                             147,000    6,118,140
Oregon Steel Mills, Inc.*                                   321,400    7,225,072
Pan American Silver Corp.*                                  320,600    4,998,154
RTI International Metals, Inc.*                             204,800    7,102,464
Uranium Resources, Inc.*                                  3,197,500    2,685,900
Worthington Industries, Inc.                                192,900    3,491,490
                                                                      ----------
                                                                      57,448,181

Telecommunication Services 0.2%

Diversified Telecommunication Services
Alaska Communications Systems Group, Inc.                   216,600    2,345,778

Utilities 7.2%

Electric Utilities 1.5%
Allegheny Energy, Inc.*                                     279,100    8,417,656
Sierra Pacific Resources*                                   398,100    5,804,298
                                                                      ----------
                                                                      14,221,954

Gas Utilities 2.6%
ONEOK, Inc.                                                 220,600    7,500,400
Southern Union Co.*                                         710,115   17,483,031
                                                                      ----------
                                                                      24,983,431

Independent Power Producers & Energy Traders 0.9%
Dynegy, Inc. "A"*                                         1,892,900    8,253,044

Multi-Utilities 2.2%
CMS Energy Corp.*                                           179,800    2,894,780
Ormat Technologies, Inc.                                    363,500    7,997,000
TECO Energy, Inc.                                           277,800    4,836,498
WPS Resources Corp.                                          99,200    5,717,888
                                                                      ----------
                                                                      21,446,166
--------------------------------------------------------------------------------
Total Common Stocks (Cost $707,540,854)                              899,390,293

                                                           Principal
                                                           Amount ($)  Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Corporate Bonds 1.5%
--------------------------------------------------------------------------------

Utilities
Mirant Corp.:
    144A, 7.4%, 7/15/2004  *                              7,000,000    7,157,500
    144A, 7.9%, 7/15/2009  *                              6,985,000    7,177,088
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $8,692,475)                               14,334,588

                                                           Shares      Value ($)
                                               ---------------------------------

--------------------------------------------------------------------------------
    Closed End Investment Company 0.8%
--------------------------------------------------------------------------------

NGP Capital Resources Co.                                    53,234      763,375
Tortoise Energy Infrastructure Corp.                        222,757    7,150,500
--------------------------------------------------------------------------------
Total Closed End Investment Company (Cost $6,404,817)                  7,913,875

--------------------------------------------------------------------------------
    Exchange Traded Funds 0.5%
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund  (Cost $4,708,114)           72,400    4,816,772

--------------------------------------------------------------------------------
    Cash Equivalents 3.3%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (a)
  (Cost $31,146,198)                                     31,146,198   31,146,198

                                                            % of
                                                        Net Assets     Value ($)
                                                     ---------------------------
Total Investment Portfolio (Cost $ 758,492,458)              100.4  957,601,726
Other Assets and Liabilities, Net                             (0.4)  (4,256,300)
--------------------------------------------------------------------------------
Net Assets                                                   100.0  953,345,426

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
                 Coupon     Maturity      Principal     Aquistion
Security           (%)        Date          Amount       Cost ($)    Value ($)
--------------------------------------------------------------------------------
Mirant Corp.:      7.4     7/15/2004      7,000,000  USD   4,573,750  7,157,500
--------------------------------------------------------------------------------
                   7.9     7/15/2009      6,985,000  USD   4,118,725  7,177,088
--------------------------------------------------------------------------------
                                                           8,692,475 14,334,588
--------------------------------------------------------------------------------

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Small Cap Value Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder-Dreman Small Cap Value Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005